Fair Value Measurements (Details) (Recurring, CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total fair value
Liabilities:
Total	4,440
Total fair value | Foreign currency forward contracts
Assets:
Derivative assets		3,323
Total		3,323
Liabilities:
Derivative liabilities	707
Total	707
Total fair value | Interests rate swap contract
Liabilities:
Derivative liabilities	3,733	13,557
Total		13,557
Significant other observable inputs (Level 2) | Foreign currency forward contracts
Assets:
Derivative assets		3,323
Total		3,323
Liabilities:
Derivative liabilities	707
Significant unobservable inputs (Level 3) | Interests rate swap contract
Liabilities:
Derivative liabilities	3,733	13,557
Total	3,733	13,557